Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Materials And Supplies
The following table presents a breakdown of materials and supplies at December 31, 2012, and 2011:

2012
Fuel(a)	$198
Gas stored underground	131
Other materials and supplies	241
$570
2011
Fuel(a)	$150
Gas stored underground	171
Other materials and supplies	229
$550

(a)	Consists of coal, oil, paint, propane, and tire chips.

Schedule Of Asset Retirement Obligations
The following table provides a reconciliation of the beginning and ending carrying amount of AROs for the years 2012 and 2011:

	Ameren(a)
Balance at December 31, 2010	$403
Liabilities incurred	—
Liabilities settled	(2)
Accretion in 2011(b)	22
Change in estimates(c)	(54)
Balance at December 31, 2011	$369	(d)
Liabilities incurred	—
Liabilities settled	(6)
Accretion in 2012(b)	20
Change in estimates(e)	(8)
Balance at December 31, 2012	$375

(a)	The nuclear decommissioning trust fund assets of 408 million and 357 million as of December 31, 2012, and 2011, respectively, were restricted for decommissioning of the Callaway energy center.

(b)	Accretion expense was recorded as an increase to regulatory assets.

(c)
Ameren changed its fair value estimate related to its Callaway energy center decommissioning costs because of a cost study performed in 2011 and a decline in the cost escalation factor assumptions. Additionally, Ameren changed the fair value estimates related to retirement costs for asbestos removal, river structures and CCR storage facilities.

(d)	Balance included $5 million in "Other current liabilities" on the consolidated balance sheet as of December 31, 2011.

(e)
Ameren changed the fair value estimates for asbestos removal. The estimates for asbestos removal costs at Hutsonville and Meredosia energy centers decreased because less asbestos than anticipated was found in the energy centers' structures during reviews made after the closure of these energy centers, and because removal was more cost efficient than anticipated due to the closure.